Cost of Sales	12 Months Ended
Jun. 30, 2024
Cost of Sales [Abstract]
Cost of sales

Note 26. Cost of sales

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Inventories at beginning	(465,748)	-	-
Inventories incorporated through the business combination	-	(532,231)	-
Purchases	(9,465,791)	(788,751)	-
Production costs
Payroll and professional fees	(683,987)	(121,285)	-
Maintenance, energy and fuel related to fixed assets	(393,872)	(77,495)	-
Depreciation	(144,704)	(23,398)	-
Other production costs	(257,413)	(31,050)	-
Sub-total production costs	(1,479,976)	(253,228)	-
Foreign currency translation	(20,547)	60,108	-
Sub-total	(11,432,062)	(1,514,102)	-
Inventories as of the end	6,279,519	465,748	-
Cost of sales	(5,152,543)	(1,048,354)	-